Inx Token Liability - Schedule of Fair Value of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Number of INX tokens	135,959,320	135,570,986
Total fair value	$ 25,833	$ 54,120
Not subject to lock-up [Member]
Schedule of Fair Value of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate	0.00%	0.00%
Number of INX tokens	135,959,320	133,293,902
Total fair value	$ 25,833	$ 53,317
Subject to lock-up through January 2024 [Member]
Schedule of Fair Value of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate		4.05%
Number of INX tokens		150,000
Total fair value		$ 58
Subject to lock-up through February 2024 [Member]
Schedule of Fair Value of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Number of INX tokens		600,000
Total fair value		$ 222
Subject to lock-up through July 2024 [Member]
Schedule of Fair Value of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate		14.35%
Number of INX tokens		1,527,084
Total fair value		$ 523
Bottom of Range [Member] | Subject to lock-up through February 2024 [Member]
Schedule of Fair Value of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate		7.22%
Top of Range [Member] | Subject to lock-up through February 2024 [Member]
Schedule of Fair Value of Inx Tokens Free of, or Subject to Lock-Up Agreements and the Discount Rates [Line Items]
Discount rate		7.89%